IPS Strategic Capital Absolute Return Fund
		Schedule of Investments
		November 30, 2022 (Unaudited)
Shares/Principal Amount				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity Funds
56,430	Invesco DB US Dollar Index Bullish Fund *			$ 1,614,462
1	SPDR S&P 500 ETF Trust			408
Total for Exchange Traded Funds (Cost $1,708,660)				1,614,870	3.46%

GOVERNMENT SECURITIES
$ 5,000,000	U.S. Treasury Bill, 0.000%, 02/02/2023 ** *** +			4,964,790
5,000,000	U.S. Treasury Bill, 0.000%, 03/02/2023 ** ***			4,946,125
5,000,000	U.S. Treasury Bill, 0.125%, 03/31/2023 ** *** +			4,928,505
5,000,000	U.S. Treasury Bill, 0.125%, 04/30/2023 ** *** +			4,906,835
Total for Government Securities (Cost $19,816,687)				19,746,255	42.30%

MONEY MARKET FUNDS
1,745,837	Federated Hermes Government Obligations Fund - Institutional
	Class 3.61% ****			1,745,837	3.74%
Total for Money Market Funds (Cost $1,745,837)

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
CBOE S&P 500 Index *
December 30, 2022 Calls @ $4,000 ***		50	$ 20,000,000	728,900
December 30, 2022 Calls @ $4,180		201	84,018,000	956,358
March 17, 2023 Calls @ $3,775 ***		13	4,907,500	546,975
March 17, 2023 Calls @ $4,000		50	20,000,000	1,216,700
June 16, 2023 Calls @ $3,750		10	3,750,000	494,150
June 16, 2023 Calls @ $4,000		40	16,000,000	1,195,080
September 15, 2023 Calls @ $3,950		9	3,555,000	341,460
September 15, 2023 Calls @ $4,000 ***		50	20,000,000	2,162,000

Total for Call Options Purchased (Premiums Paid - $5,110,871)			172,230,500	7,641,623

Put Options Purchased
CBOE S&P 500 Index *
December 2, 2022 Puts @ $3,890		50	19,450,000	4,000
December 30, 2022 Puts@ $5,000		50	25,000,000	4,770,050
January 31, 2023 Puts @ $4,120		25	10,300,000	363,775
March 17, 2023 Puts @ $5,000		50	25,000,000	5,007,000
June 16, 2023 Puts @ $5,000		40	20,000,000	3,738,560
September 15, 2023 Puts @ $5,000 ***		50	25,000,000	4,061,250

Total for Put Options Purchased (Premiums Paid - $20,417,817)			124,750,000	17,944,635

Total Options Purchased (Premiums Paid - $25,528,688)			$ 296,980,500	25,586,258	54.80%

Total Investment Securities (Cost - $48,799,872)				48,693,220	104.30%

	Liabilities in Excess of Other Assets			(2,009,000)	-4.30%

	Net Assets			$ 46,684,220	100.00%

IPS Strategic Capital Absolute Return Fund
		Schedule of Options Written
		November 30, 2022 (Unaudited)
CALL/PUT OPTIONS WRITTEN			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value

Call Options Written
CBOE S&P 500 Index *
December 30, 2022 Calls @ $4,300		80	$ 34,400,000	$ 124,960
December 30, 2022 Calls @ $5,000		50	25,000,000	350
March 17, 2023 Calls @ $4,025		13	5,232,500	297,167
March 17, 2023 Calls @ $5,000		50	25,000,000	5,000
June 16, 2023 Calls @ $4,150		10	4,150,000	236,880
June 16, 2023 Calls @ $5,000		40	20,000,000	51,320
September 15, 2023 Calls @ $5,000		50	25,000,000	180,000

Total for Call Options Written (Premiums Recieved - $610,196)			138,782,500	895,677

Put Options Written
CBOE S&P 500 Index *
December 2, 2022 Puts @ $3,815		100	38,150,000	3,600
December 30, 2022 Puts@ $4,000 ***		50	20,000,000	281,200
January 31, 2023 Puts @ $3,760		50	20,000,000	203,150
March 17, 2023 Puts @ $3,200		13	4,160,000	23,101
March 17, 2023 Puts @ $4,000		50	20,000,000	696,750
June 16, 2023 Puts @ $3,000		10	3,000,000	33,100
June 16, 2023 Puts @ $4,000		40	16,000,000	806,840
September 15, 2023 Puts @ $3,150		15	4,725,000	107,700
September 15, 2023 Puts @ $4,000		50	20,000,000	1,264,700

Total for Put Options Written (Premiums Recieved - $5,533,141)			146,035,000	3,420,141

Total Options (Premiums Recieved - $6,143,337)			$ 284,817,500	$ 4,315,818

* Non-Income Producing Securities.
** Rate shown represents the effective yield at November 30, 2022.
*** Level 2 Security. See Note 2
**** The rate shown represents the 7-day yield at November 30, 2022.
+ Portion or all of the security is pledged as collateral for options written.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at November 30, 2022, was $23,271,184 and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Appreciation		$ 198
		Unrealized Depreciation		(164,420)
		Unrealized Depreciation		$ (164,222)

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (ETFs). Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price on the primary exchange or market on which the security trades. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid or ask, it is generally categorized as a level 2 security. When market quotations are not readily available or when a Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the fair value pricing procedures and are categorized as level 2 or level 3, as appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Derivative instruments. Listed derivatives, including purchased options and written options, that are actively traded, are valued based on quoted prices from the primary exchange on which the option trades and are typically valued at level 1 of the fair value hierarchy. Options held by the Fund that are not traded on the valuation date will be valued at the mean of the bid and ask price on the primary exchange on which the option trades and are typically valued at level 2 of the fair value hierarchy. If there is not a bid and ask price on the primary exchange on which the option trades, the option will be valued at fair value as determined under the fair value pricing procedures and may be categorized as level 2 or level 3, as appropriate.

Fixed Income Securities. Fixed income securities are valued using prices provided by a pricing service approved by the Board. These securities are typically valued as level 2. If the Fund’s Valuation Designee or the Fund’s Valuation Committee, which includes the Valuation Designee, determines that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined under the fair value pricing procedures. These securities will be categorized as level 3 securities.

In accordance with the Trust's good fair pricing guidelines, the Fund's Valuation Committee, which includes the Valuation Designee, shall consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by a Fund's Valuation Committee is the price at which the security could reasonably be sold in a current market transaction. Methods that are in accord with this principle may, for example, be based on a multiple of earnings; a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or yield to maturity and credit spread with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Designee.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2022:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 1,614,870	$ -	$ -	$ 1,614,870
Government Securities		-	19,746,255	-	19,746,255
Options Purchased		18,087,133	7,499,125	-	25,586,258
Money Market Funds		1,745,837	-	-	1,745,837
Total		$ 21,447,840	$ 27,245,380	$ -	$ 48,693,220

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 4,034,618	$ 281,200	$ -	$ 4,315,818
Total		$ 4,034,618	$ 281,200	$ -	$ 4,315,818

3. OPTIONS WRITTEN

As of November 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the call options may also limit the Fund’s gain on the underlying securities. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. Options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of November 30, 2022, cash of $7,419,395 was held at the broker as collateral for options transactions.